Income Taxes - Schedule of Provision for Income Taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Provision for Income Taxes [Abstract]
Federal
State
Foreign
Total current
Deferred:
Federal
State
Total deferred
Total provision for income taxes